UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6624

        Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	June 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%
$ 100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$62,286
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 1.4%
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
390	4.750%, 6/01/22	6/16 at 100.00	BBB	338,645
540	5.000%, 6/01/26	6/16 at 100.00	BBB	403,763

930	Total Consumer Staples			742,408

	Education and Civic Organizations – 9.5%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	81,467
	2007A, 5.000%, 7/01/31
50	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	32,521
	Schools, Series 2007A, 5.000%, 4/01/37
1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/12 at 101.00	N/R	1,671,100
	Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 –
	AMBAC Insured
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	24,174
	University, Series 2006, 5.000%, 5/01/23
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	BBB–	337,391
	2007A, 5.000%, 7/01/41 – RAAI Insured
785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series	7/12 at 100.00	BBB	778,335
	2002, 5.000%, 7/01/22 – SYNCORA GTY Insured
50	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA–	47,455
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
110	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	A1	112,807
	Bonds, City University System, Series 1990C, 7.500%, 7/01/10 – FGIC Insured
430	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	293,608
	College Project, Series 2007-A2, 4.500%, 8/01/36
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	94,413
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	88,131
	Francis College, Series 2004, 5.000%, 10/01/34
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	504,590
	Greater New York, Series 2002, 5.250%, 8/01/21
430	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BBB	332,730
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
590	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	423,461
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	8/09 at 101.00	BBB–	171,480
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/19
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	47,609
	College, Series 2007, 5.000%, 10/01/27

5,670	Total Education and Civic Organizations			5,041,272

	Financials – 0.8%
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	409,748
	2007, 5.500%, 10/01/37

	Health Care – 13.3%
450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	446,598
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
110	5.375%, 7/01/20	7/11 at 101.00	Ba1	92,150
100	5.500%, 7/01/30	7/11 at 101.00	Ba1	75,053
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	921,757
	Center, Series 2006-1, 5.000%, 7/01/35
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	685,222
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
405	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	427,846
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	N/R	1,724,503
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/17 – AMBAC Insured
1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	Baa1	1,171,709
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/17 – AMBAC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	414,370
	Hospital Association, Series 2003A, 5.500%, 7/01/32
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
100	5.250%, 2/01/27	No Opt. Call	BBB–	80,888
90	5.500%, 2/01/32	No Opt. Call	BBB–	71,280
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	A+	761,415
	2003A, 5.250%, 2/15/21 – AMBAC Insured
240	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Ba2	180,547
	Island University Hospital, Series 2002C, 6.450%, 7/01/32

7,240	Total Health Care			7,053,338

	Housing/Multifamily – 2.9%
1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds,	8/12 at 101.00	AAA	1,032,800
	Sunset Woods Apartments II Project, Series 2002, 5.350%, 2/01/20
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	251,890
	Series 2004A, 5.250%, 11/01/30
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	258,558
	11/01/38 (Alternative Minimum Tax)

1,525	Total Housing/Multifamily			1,543,248

	Housing/Single Family – 8.4%
2,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.000%,	10/11 at 100.00	Aa1	2,011,700
	10/01/18 (Alternative Minimum Tax)
2,500	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%,	4/11 at 100.00	Aaa	2,420,475
	10/01/31 (Alternative Minimum Tax)

4,500	Total Housing/Single Family			4,432,175

	Long-Term Care – 11.8%
1,890	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	A	1,896,105
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – MBIA Insured
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	89,930
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	29,263
	5.000%, 7/01/35 – ACA Insured
2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/12 at 101.00	AAA	2,043,180
	Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17
1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA-Secured Revenue Bonds,	12/12 at 103.00	AAA	1,028,400
	St. Mary’s Residence Project, Series 2002A, 5.375%, 12/20/22
980	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue	11/12 at 101.00	AA+	926,492
	Bonds, Eger Harbor House Inc., Series 2002A, 4.950%, 11/20/32
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	20,657
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18

275	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	225,123
	Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18

6,320	Total Long-Term Care			6,259,150

	Materials – 0.1%
90	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	74,926
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 8.5%
	Clarkstown, Rickland County, New York, Various Purposes Serial Bonds, Series 1992:
505	5.600%, 6/15/10 – AMBAC Insured	No Opt. Call	AAA	529,528
525	5.600%, 6/15/11 – AMBAC Insured	No Opt. Call	AAA	569,893
525	5.600%, 6/15/12 – AMBAC Insured	No Opt. Call	AAA	588,110
300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	320,805
200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	206,682
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	1,010,800
1,260	New York City, New York, General Obligation Bonds, Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	1,286,372

4,315	Total Tax Obligation/General			4,512,190

	Tax Obligation/Limited – 17.3%
600	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	625,044
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	515,680
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	514,320
	Series 2002A, 5.500%, 1/01/20 – MBIA Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	259,650
200	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	206,934
1,225	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,250,578
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	594,978
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	687,132
	Series 2003E, 5.000%, 2/01/23
550	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	566,209
	Series 2007C-1, 5.000%, 11/01/27
775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	800,893
	Series 2008A, 5.000%, 12/15/26 (UB)
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	259,305
	2004, 5.000%, 4/01/21 – MBIA Insured
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	638,161
	5.500%, 4/01/20 – AMBAC Insured (UB)
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	428,400
	5.000%, 4/01/27
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,011,340
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	251,898
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	508,190
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
15	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	15,486
	7.250%, 1/01/10

8,880	Total Tax Obligation/Limited			9,134,198

	Transportation – 2.0%
180	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	173,461
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	A	536,770
	5.000%, 11/15/15 – FGIC Insured
100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	99,873
	FSA Insured

105	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	105,747
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	123,895
	Eighth Series 2008, Trust 2920, 18.167%, 8/15/32 – FSA Insured (IF)

1,005	Total Transportation			1,039,746

	U.S. Guaranteed – 5.7% (4)
220	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	N/R (4)	243,008
	(Pre-refunded 7/15/11)
985	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	1,160,094
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/13 at 100.00	Aaa	284,493
	Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)
265	Suffolk County Water Authority, New York, Water Revenue Bonds, Series 1986V, 6.750%,	No Opt. Call	AAA	290,501
	6/01/12 (ETM)
925	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	AAA	1,009,897
	(Pre-refunded 7/15/12)

2,645	Total U.S. Guaranteed			2,987,993

	Utilities – 3.4%
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	573,289
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	431,479
500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	3/11 at 100.00	A	490,990
	York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – MBIA Insured
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	236,823
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put
	11/15/12) (Alternative Minimum Tax)
60	Westchester County Industrial Development Agency, Westchester County, New York, Resource	No Opt. Call	BBB	59,999
	Recovery Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)

1,810	Total Utilities			1,792,580

	Water and Sewer – 12.6%
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	2,518,671
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Loan,
	Series 2002B:
2,000	5.250%, 6/15/19	6/12 at 100.00	AAA	2,095,000
2,000	5.000%, 6/15/27	6/12 at 100.00	AAA	2,031,240

6,500	Total Water and Sewer			6,644,911

$ 51,965	Total Long-Term Investments (cost $52,422,195) – 97.8%			51,730,169

Principal
Amount (000)	Description		Ratings (3)	Value

	Short-Term Investments – 2.6%
$ 1,398	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/09		N/A	$1,398,277

	Total Short-Term Investments (cost $1,398,277)			1,398,277

	Total Investments (cost $53,820,472) – 100.4%			53,128,446

	Floating Rate Obligations – (1.9)%			(1,005,000)

	Other Assets Less Liabilities – 1.5%			768,508

	Net Assets – 100%			$52,891,954

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$ —	$51,730,169	$ —	$51,730,169
Short-Term Investments	1,398,277	—	—	1,398,277

Total	$1,398,277	$51,730,169	$ —	$53,128,446

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Fund.

At June 30, 2009, the cost of investments was $52,804,303.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 898,725
Depreciation	(1,581,738)

Net unrealized appreciation (depreciation) of investments	$ (683,013)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/A	Not applicable.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 28, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 28, 2009